INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Provisions for current income tax	1,799,951	2,209,047
Provisions/(benefits) for deferred income tax	131,411	(419,145)
Total	1,931,362	1,789,902

Schedule of income tax expense

For the six months ended June 30, 2025
$US
(Unaudited)
Income before income tax provision	7,771,875
Tax at the PRC EIT tax rates	1,942,969
HNTE tax incentive	(361,863)
Tax effect of non-deductible expenses	343,970
Tax effect of Research and development expenses deduction	(31,828)
Non-taxable investment income	—
Write-off of net operating loss carry forwards	—
Others	—
Change in valuation allowance	38,114
Income tax expense	1,931,362

Schedule of Effective income tax rate

	For the six months ended June 30, 2026
	Amount	percent
	$US	%
	(Unaudited)
PRC statutory income tax rate	1,757,576	25.00%
Effect of HNTE tax incentive	(671,143)	(9.55)%
Foreign Tax Effects
Hongkong
Statutory tax rate difference between Hongkong and Chinese mainland	(180,306)	(2.56)%
Vietnam
Statutory tax rate difference between Vietnam and Chinese mainland	(8,828)	(0.13)%
Cayman Islands
Statutory tax rate difference between Cayman Islands and Chinese mainland	550,523	7.83%
Other foreign jurisdictions	(990)	(0.01)%
Tax effect of non-deductible expenses	429,497	6.11%
Tax effect of R&D expenses deduction	(40,474)	(0.58)%
Change in valuation allowance	(45,953)	(0.65)%
Effective income tax rate	1,789,902	25.46%

Schedule of deferred tax assets and deferred tax liability

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Deferred tax assets:
Tax loss carry-forwards	118,975	151,886
Provision for credit loss	20,556	21,186
Inventory provision	299,901	344,629
Lease liability	601,051	585,767
Net deferred tax liabilities offset	(925,396)	(937,850)
Valuation allowance	(115,087)	(69,692)
Total deferred tax assets	—	95,926

Deferred tax liabilities:
Investment Income	(1,284,142)	(1,018,560)
Operating right-of-use assets	(598,864)	(578,261)
Net deferred tax assets offset	925,396	937,850
Total deferred tax liabilities	(957,610)	(658,971)

Schedule of Changes in valuation allowance

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Balance at beginning of the period	63,346	115,087
Addition/(reduction)	53,640	(45,953)
Foreign currency translation adjustment	(1,899)	558
Balance at end of the period	115,087	69,692